SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Estimated Fair Value for Financial instruments
A summary of the estimated fair value for financial instruments follows.

	December 31, 2013		December 31, 2012
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Revolving credit facility	$286,000	$286,000	$199,230	$199,230
Senior notes	300,000	314,625	—	—

Deferred Revenue, by Arrangement, Disclosure
A rollforward of current and noncurrent deferred revenue follows.

	Current	Noncurrent
	(In thousands)
Deferred revenue, January 1, 2012	$—	$1,770
Additions	865	9,129
Deferred revenue, December 31, 2012	865	10,899
Additions (1)	1,555	18,784
Less: revenue recognized due to expiration	865	—
Deferred revenue, December 31, 2013	$1,555	$29,683
__________
(1) Noncurrent includes amounts recognized in connection with the Bison Drop Down.